Leases - Maturities of lease liabilities (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Mar. 27, 2021	Dec. 26, 2020	Dec. 28, 2019
Operating Leases
Less than one year	$ 18,006	$ 18,259
1 to 2 years	16,093	15,919
2 to 3 years	13,982	13,656
3 to 4 years	13,711	13,065
4 to 5 years	13,018	11,928
After 5 years	35,646	35,342
Total future minimum rental commitments	110,456	108,169
Less - amounts representing interest	(28,509)	(27,067)
Present value of lease liabilities	81,947	81,102
Finance Leases
Less than one year	941	993
1 to 2 years	646	708
2 to 3 years	387	421
3 to 4 years	40	129
Total future minimum rental commitments	2,014	2,251
Less - amounts representing interest	(176)	(207)
Present value of lease liabilities	$ 1,838	$ 2,044	$ 2,275